Expense Example	Aug. 24, 2026 USD ($)
Defiance Daily Target 2X Long ALAB ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long APLD ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long AVAV ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Defiance Daily Target 2X Long JOBY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long KTOS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long NBIS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long NVTS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long OSCR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Defiance Daily Target 2X Long PONY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long RCAT ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Defiance Daily Target 2X Long RBRK ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long ANET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
Defiance Daily Target 2X Long ARM ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long UBER ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long LLY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
Defiance Daily Target 2X Long MSTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Defiance Daily Target 2X Long NVO ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Defiance Daily Target 2X Long AVGO ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Defiance Daily Target 2X Long SMCI ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Defiance 2X Daily Long Pure Quantum ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	$ 1,556